INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,409,924	$ 2,627,460
Less: accumulated amortization	(682,996)	(699,527)
Intangible assets, net	1,726,928	1,927,933
Amortization expense	52,028	55,782	$ 50,274
Land use rights
Finite-Lived Intangible Assets [Line Items]
Total	2,313,861	2,521,646
Software
Finite-Lived Intangible Assets [Line Items]
Total	39,832	43,875
License for drug manufacturing
Finite-Lived Intangible Assets [Line Items]
Total	$ 56,231	$ 61,939